Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023	May 25, 2022	Apr. 04, 2022	Sep. 08, 2021
Income Taxes
Incurred losses			$ 560,000	$ 1,254,000
Provision for income taxes	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%	(2.00%)
Unrecognized tax benefit			$ 227,000	$ 227,000
Incresae in unrecognized tax benefit				11,000
Federal net operating loss carryover			3,800,000	1,500,000
Federal valuation allowance			786,000	128,000
R&D tax credit carryovers			$ 1,513,000	$ 1,513,000
ERTC credits						$ 461,043		$ 99,132
ERTC credits one						$ 459,614		$ 190,983
ERTC credits with interest					$ 468,880		$ 99,826
ERTC credits with interest one					$ 470,970		$ 192,793